DISTRIBUTIONS DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Distributions [Abstract]
Disclosure of dividends
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and Exchange LP units that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares:

	For the three-month period ended June 30
	2022		2021
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$165	$0.36	$151	$0.34
General Partner(1)	61		50
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	69	0.36	62	0.34
BIPC exchangeable shares	40	0.36	23	0.34
Exchangeable units(2)	3	0.36	1	0.34
Preferred unitholders	12	0.27	18	0.27
Perpetual subordinated notes	4	0.21	—	—
Total Distributions	$354		$305

	For the six-month period ended June 30
	2022		2021
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$330	$0.72	$302	$0.68
General Partner(1)	122		100
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	138	0.72	124	0.68
BIPC exchangeable shares	80	0.72	46	0.68
Exchangeable units(2)	6	0.72	2	0.68
Preferred unitholders	27	0.53	34	0.52
Perpetual subordinated notes	8	0.42	—	—
Total Distributions	$711		$608
1.Distributions to the General Partner include $60 million and $120 million of incentive distributions for the three and six-month periods ended June 30, 2022, respectively (2021: $50 million and $100 million).
2.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.